LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of lease rental receivables

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Current assets:
Direct financing leases	175,708	42,295	6,132
Sales-type leases	122,656	772	112
	298,364	43,067	6,244
Non-current assets:
Direct financing leases	134,010	30,682	4,448
Sales-type leases	101,419	9,506	1,379
	235,429	40,188	5,827
Total	533,793	83,255	12,071

Schedule of net investment in direct financing and sales-type leases

For the years ended December 31, 2020, 2021 and 2022, the Company recorded RMB85,285, RMB45,644 and RMB5,389 (US$781) of interest income from direct financing and sales-type leases as a lessor in “Revenue – Others” on the consolidated statements of comprehensive (loss) income.

The net investment in direct financing and sales-type leases consisted of:

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Total minimum lease payments receivable	605,285	136,188	19,745
Less: Executory costs	—	—	—
Minimum lease payments receivable	605,285	136,188	19,745
Less: Allowance for credit losses	(27,159)	(42,313)	(6,135)
Net minimum lease payments receivable	578,126	93,875	13,610
Unguaranteed residuals	—	—	—
Less: Unearned income	(44,333)	(10,620)	(1,539)
Net investment in financing leases	533,793	83,255	12,071
Current portion	298,364	43,067	6,244
Non-current portion	235,429	40,188	5,827

Schedule of future minimum lease payments to be received

	As at December 31
	2022
	RMB	US$
For the year ending December 31, 2023	52,236	7,574
For the year ending December 31, 2024	30,813	4,466
For the year ending December 31, 2025	8,318	1,206
For the year ending December 31, 2026	2,480	360
For the year ending December 31, 2027	28	4
Thereafter	—	—
Total minimum lease payments	93,875	13,610
Unearned income	(10,620)	(1,539)
Net investment in direct financing and sales-type leases	83,255	12,071

Schedule of components of lease cost

	For the years ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating lease cost	685,771	674,892	671,422	97,347
Short-term lease cost	126,846	100,766	116,107	16,834
Financing lease cost:
Amortization of ROU assets	2,519	1,293	2,313	335
Interest	245	169	202	29

Total lease cost	815,381	777,120	790,044	114,545

Schedule of other information about leases for lessee

	For the years ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	869,129	745,032	770,580	111,724
Operating cash flows from financing leases	245	169	202	29
Financing cash flows from financing leases	1,179	1,481	1,772	257
ROU assets obtained in exchange for new operating lease liabilities	537,302	780,576	560,056	81,200
ROU obtained in exchange for new finance lease liabilities	2,023	1,493	38,134	5,529
Weighted-average remaining lease term (in years):
Operating leases	4.13	5.03	4.58	—
Financing leases	3.16	2.79	2.99	—
Weighted-average discount rate:
Operating leases	7.68%	7.67%	7.86%
Financing leases	5.16%	5.19%	5.67%

Schedule of future minimum lease payments for operating and financing leases

	Operating Leases		Financing leases
	RMB	US$	RMB	US$
For the year ended December 31, 2023	669,495	97,067	13,840	2,007
For the year ended December 31, 2024	558,874	81,029	13,684	1,984
For the year ended December 31, 2025	375,557	54,451	12,853	1,864
For the year ended December 31, 2026	221,942	32,179	1,171	170
For the year ended December 31, 2027	114,936	16,664	12	2
Thereafter	288,351	41,807	—	—
Total minimum lease payments	2,229,155	323,197	41,560	6,027
Less: imputed interest	392,836	56,955	3,663	534
Total lease liability balance	1,836,319	266,242	37,897	5,493
Minimum payments related to leases not yet commenced as of December 31, 2022	37,346	5,415	37,819	5,483